Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Ceded Premiums Earned	$ 1,297	$ (3,150)	$ (2,190)	$ (3,559)
Policyholder Benefits and Claims Incurred, Ceded	$ 1,244	$ (2,777)	$ (1,762)	$ (2,988)